Long-term Debt - Future principal payments (Details) - Evolv Technologies Holdings Inc [Member] - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Future principal payments on long-term debt
2021	$ 7,871
2022	7,000	$ 5,883
2023	3,667	7,000
2024		3,667
Total	$ 43,053	$ 16,550